Standby Equity Purchase Agreement	6 Months Ended
Jun. 30, 2026
Disclosure Of Standby Equity Purchase Agreement Abstract
Standby Equity Purchase Agreement

Note 9 Standby Equity Purchase Agreement

On June 2, 2026, the Company entered into a Standby Equity Purchase Agreement ("SEPA") with YA II PN, Ltd. (the "Investor"), pursuant to which the Company has the right, but not the obligation, to sell to the Investor up to $10.0 million of shares of the Company's common stock over a 36-month period, subject to the terms and conditions set forth in the SEPA. The SEPA provides the Company with discretion to deliver advance notices requiring the Investor to purchase shares of common stock, subject to the effectiveness of a registration statement and other conditions precedent. The Investor's purchase obligation is subject to specified ownership limitations, including a 4.99% beneficial ownership cap, and limitations imposed by applicable Nasdaq rules. The purchase price for shares sold pursuant to an advance is equal to 97% of the lowest daily volume weighted average price ("VWAP") during the applicable three-trading-day pricing period.

The SEPA became effective upon execution of the agreement on June 2, 2026. As of June 30, 2026, no advances had been requested or completed under the SEPA. Accordingly, the SEPA liability was initially recognized at fair value upon issuance. On June 2, 2026, the Company recorded a SEPA liability with a fair value of $145,174 and recognized a corresponding loss on issuance of SEPA of $145,174 in the condensed consolidated statement of operations.

The SEPA liability is remeasured at fair value at each reporting date, with changes in fair value recognized in earnings. As of June 30, 2026, the fair value of the SEPA liability remained $145,174, and accordingly, no change in fair value was recognized during the period from issuance through June 30, 2026.

As of June 30, 2026, the SEPA remained outstanding and available for future use by the Company, subject to the terms and conditions of the agreement.